LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended																			3 Months Ended	12 Months Ended
		Jun. 30, 2017	Apr. 30, 2017	Sep. 30, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 27, 2016	Jan. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Mar. 31, 2014	Nov. 30, 2012	Sep. 30, 2012	Apr. 30, 2011	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	May 31, 2016	Jun. 30, 2015	May 31, 2015
Equity method investments
Earnings (loss) in equity method investments, net of tax																						$ 67,240		$ (18,183)		$ (5,468)
Total equity method investments																						318,811		357,726
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 58,335
Trading Securities, Unrealized Holding Gain																						122		0
Cost method investments
Cost Method Investments																						144,797		194,437
Cost Method Investment Consideration																						37,311
Proceeds from Sale of Other Investments																						32,726
Cost-method Investments, Realized Gains																						37,311
Available-for-sale:
Unrealized holding gains (loss)																						17,234		16,387
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																						$ 90,805		50,830
Business Acquisition, Percentage of Voting Interests Acquired																						30.00%
Golden Axe [Member]
Equity method investments
Due to Related Parties																						$ 10,633
Available-for-sale:
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													2,000,000
Business Acquisition, Percentage of Voting Interests Acquired																						20.46%
Payments to Acquire Businesses, Gross													$ 18,943
Business Combination, Consideration Transferred, Other																										1,143
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net																						$ 2,496		2,275		0
SZ Golden Axe [Member]
Available-for-sale:
Business Acquisition, Percentage of Voting Interests Acquired					20.46%
Payments to Acquire Businesses, Gross					$ 10,633
Maximum [Member]
Equity method investments
Total equity method investments																						15,000		15,000
Available-for-sale:
Other long-term available-for-sale investments																						10,000		10,000
Series B shares [Member]
Equity method investments
Stock Issued During Period, Shares, Stock Splits																		22,294,876
Available-for-sale:
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													26,081,176
Business Combination, Consideration Transferred, Other								$ 7,167
Snowball [Member]
Available-for-sale:
Unrealized holding gains (loss)																						278		803
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities		$ 9,989
Snowball [Member] | Warrant [Member]
Equity method investments
Earnings (loss) in equity method investments, net of tax				$ 901
Available-for-sale:
Warrants term														2 years
Payments to acquire investments														$ 901
Snowball [Member] | Series C Preferred Stock [Member]
Equity method investments
Number of shares purchased														35,040,427
Price per share (in dollars per share)														$ 0.9988
Available-for-sale:
Price per share (in dollars per share)														1.6906
Snowball [Member] | Series C Preferred Stock [Member] | Warrant [Member]
Available-for-sale:
Price per share (in dollars per share)														$ 1.6906
Payments to acquire investments														$ 34,998
Number of shares entitled to be purchased on exercise of warrants														8,872,590
Eall [Member] | Series B-1 and B-2 Preferred Share [Member]
Available-for-sale:
Payments to acquire investments															$ 18,090
Eall [Member] | Series B-1 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased											652,598				5,321,428
Price per share (in dollars per share)											$ 3.08				$ 3.08
Payments to acquire investments											$ 2,010
Eall [Member] | Series B-2 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased															649,351
Price per share (in dollars per share)															$ 2.62
268V Limited [Member] | Series D Preferred Stock [Member]
Cost method investments
Cost-method Investments, Other than Temporary Impairment																						12,085
Available-for-sale:
Number of shares purchased													64,281,655
Payments to acquire investments													$ 75,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																								50,830
Omni [Member]
Available-for-sale:
Unrealized holding gains (loss)																						584		(2,813)
Omni [Member] | Series B shares [Member]
Available-for-sale:
Number of shares purchased											14,727,541
Price per share (in dollars per share)											$ 1.358
Payments to acquire investments						$ 21,000
Omni [Member] | Series B++ Preferred Share [Member]
Available-for-sale:
Number of shares purchased																					510,248
Price per share (in dollars per share)																					$ 1.96
Zhu Chao [Member]
Available-for-sale:
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																						15,000
Zhu Chao [Member] | Series A Preferred Stock [Member]
Available-for-sale:
Number of shares purchased													1,553,566
Payments to acquire investments													$ 15,000
Unrealized holding gains (loss)									$ 0													(3,722)		3,722		$ 0
Hylink [Member]
Cost method investments
Acquisition of equity interest (as a percent)																				2.00%
Cash contribution made to acquire investments																				$ 2,381
Cost Method Investments	[1]																							2,161
Available-for-sale:
Unrealized holding gains (loss)																						7,489
StoreDot [Member]
Cost method investments
Cost Method Investments	[2]																					10,001		$ 10,001
StoreDot [Member] | Series B shares [Member]
Cost method investments
Acquisition of equity interest (as a percent)																6.06%
Cash contribution made to acquire investments																$ 10,001
GoGo [Member]
Cost method investments
Acquisition of equity interest (as a percent)														10.00%										10.48%		13.89%
Cash contribution made to acquire investments														$ 8,100
Cost Method Investments									5,000													11,127	[3]	$ 11,127	[3]	$ 5,000	$ 500	$ 3,000	$ 5,000
Cost-method Investments, Other than Temporary Impairment																								5,473
Motif [Member]
Cost method investments
Cost Method Investments	[4]																					5,475		7,700
Cost-method Investments, Other than Temporary Impairment																						2,225		32,300
Motif [Member] | Series E Preferred Shares [Member]
Cost method investments
Acquisition of equity interest (as a percent)																										10.00%
Cost Method Investments									$ 40,000																	$ 40,000
Number of shares purchased													5,579,734
LendingHome Corporation [Member]
Cost method investments
Acquisition of equity interest (as a percent)									14.72%
Cost Method Investments									$ 65,843													65,843	[5]	$ 65,843	[5]	65,843
LendingHome Corporation [Member] | Series C Preferred Stock [Member]
Equity method investments
Number of shares purchased												6,153,999
Credit Shop [Member]
Cost method investments
Acquisition of equity interest (as a percent)																								40.99%
Cost Method Investments	[6]																							$ 35,000
Cost-method Investments, Other than Temporary Impairment																						35,000
Credit Shop [Member] | Series A Preferred Stock [Member]
Cost method investments
Cash contribution made to acquire investments							$ 20,000						$ 15,000
Number of shares purchased													204,471
Price per share (in dollars per share)													$ 73.36
Revolving line of credit, maximum borrowing capacity									15,000																	$ 15,000
Amount of additional shares to be purchased upon conversion of debt									$ 15,000
Debt Conversion, Original Debt, Amount													$ 15,000
Eunke [Member]
Cost method investments
Cost Method Investments	[7]																					13,438		25,000
Cost-method Investments, Other than Temporary Impairment																						11,562
Eunke [Member] | Series B shares [Member]
Cost method investments
Cash contribution made to acquire investments												$ 25,000
Number of shares purchased												4,770,131
Percentage of Ownership Under Cost Method Investment									21.90%																	21.90%
Others [Member]
Cost method investments
Cost Method Investments	[8]																					38,913		37,605
Others [Member] | Maximum [Member]
Cost method investments
Cost Method Investments																						10,000		10,000
Eall Network [Member]
Equity method investments
Earnings (loss) in equity method investments, net of tax																						321		(200)
Total equity method investments																						18,458		18,137
Available-for-sale:
Payments to acquire investments																								17,937
Social Finance, Inc [Member]
Equity method investments
Payment for equity method investments										$ 242,120
Earnings (loss) in equity method investments, net of tax																						$ 10,333		$ (3,968)		$ 3,902
Ownership percentage by parent company																						14.97%		21.06%
Total equity method investments	[9]																					$ 208,694		$ 231,952
Social Finance, Inc [Member] | Series B shares [Member]
Equity method investments
Number of shares purchased																			5,573,719
Price per share (in dollars per share)																			$ 8.79
Social Finance, Inc [Member] | Series D Preferred Stock [Member]
Equity method investments
Number of shares purchased																	6,020,695
Price per share (in dollars per share)																	$ 3.45
Social Finance, Inc [Member] | Series E Preferred Shares [Member]
Equity method investments
Number of shares purchased													2,361,116
Price per share (in dollars per share)													$ 9.46
Social Finance, Inc [Member] | Series F Preferred Shares [Member]
Equity method investments
Number of shares purchased										9,507,933
Price per share (in dollars per share)										$ 15.78

[1]	In April 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment. In August 2017, Hylink successfully listed on the Shanghai Stock Exchange in China. The Company reclassified the investment as available-for-sale securities. Unrealized holding gains of $7,489 were reported in other comprehensive income for the year ended December 31, 2017.
[2]	In August 2014, the Company entered into an agreement to purchase Series B Preferred Shares issued by StoreDot for a total cash consideration of $10,001 and held 6.06% equity interest of StoreDot. The Company was not able to exercise significant influence over the operating and financial decisions of StoreDot, and thus the Company used the cost method to account for its investment.
[3]	In November 2014, the Company entered into an agreement to acquire 10% equity interest of GoGo for a total consideration of $8,100. In May 2015, June 2015 and May 2016, the Company acquired additional equity interest of GoGo for a total consideration of $5,000, $3,000 and $500, respectively. The Company held 13.89% and 10.48% equity interest of GoGo as of December 31, 2015 and 2016, respectively. The Company was not able to exercise significant influence over the operating and financial decisions of GoGo, and thus the Company used the cost method to account for its investment. As of December 31, 2016, as a result of a decrease in fair value of GoGo from its new financing in 2016, the Company performed an impairment analysis and recognized an OTTI loss of $5,473 during the year ended 2016.
[4]	In January 2015, the Company entered into an agreement to purchase 5,579,734 Series E Preferred Shares issued by Motif for a total consideration of $40,000 and held 10% equity interest of Motif as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of Motif, and thus the Company used the cost method to account for its investment. As a result of a failure to achieve Motif’s business plan and deterioration of its results, the Company performed an impairment analysis and recognized an OTTI loss of $32,300 and $2,225 during the years ended December 31, 2016 and 2017, respectively.
[5]	In March 2015, the Company entered into an agreement to purchase 6,153,999 Series C Preferred Shares issued by LendingHome for a total consideration of $65,843 and held 14.72% equity interest of LendingHome as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of LendingHome, and thus the Company used the cost method to account for its investment.
[6]	In January 2015, the Company acquired 204,471 Series A Preferred Shares issued by Credit Shop at a price of $73.36 for a total consideration of $15,000. Additionally, the parties also reached an agreement, whereby the Company would provide a revolving line of credit up to $15,000 to Credit Shop. That agreement also included an option whereby the Company or Credit Shop have the option to convert the full $15,000 revolving line into Series A Preferred Shares of Credit Shop. Prior to or in conjunction with the exercise of the option, the Company is required to have fully funded the $15,000 revolving loan. Additionally, upon the exercise of the option, the Company is also required to purchase additional Series A Preferred Shares from Credit Shop in the amount of $5,000. Such option is not legally detachable or transferable and therefore was not separately accounted. In December 2015, Credit Shop exercised the option; the Company therefore purchased $20,000 of Series A Preferred Shares in February 2016. As of December 31, 2016, the Company held 40.99% equity interest of Credit Shop. The Company accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock. During the year ended December 31, 2017, as a result of a failure to achieve CreditShop’s business plan and deterioration of the its financial results, the Company performed an impairment analysis. As a result, the Company recognized an OTTI loss amounting to $35,000 during the year ended December 31, 2017.
[7]	In March 2015, the Company entered into an agreement to purchase 4,770,131 Series B Preferred Shares issued by Eunke for a total consideration of $25,000, and held 21.9% equity interest of Eunke as of December 31, 2015. The Company accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock. In determining the fair value of the investment in Eunke, as a result of a failure to achieve Eunke’s business plan and deterioration of the its financial results, the Company applied the market approach using unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, and initial public offering, and recognized an OTTI loss amounting to $11,562 during the year ended December 31, 2017.
[8]	Others represents other cost method investments with individual carrying amount less than $10,000 as of December 31, 2016 and 2017, respectively.In the third quarter of 2017, the Company disposed Mapbar, a cost method investment acquired in 2011, to an unrelated investor for a total consideration of US$37,311, of which US$32,726 was received as of December 31, 2017 and the rest amount were received in January 2018. The investment was fully impaired during the year ended December 31, 2013, and therefore, a total of $37,311 gain on disposal of investment was recognized in 2017.
[9]	In September 2012, March 2014, January 2015, and October 2015, the Company entered into agreements to purchase 5,573,719 Series B Preferred Shares, 6,020,695 Series D Preferred Shares, 2,361,116 Series E Preferred Shares and 9,507,933 Series F Preferred Shares issued by SoFi at a price of $8.79 per Series B Share, $3.45 per Series D Share, $9.46 per Series E Share and $15.78 per Series F Share for a total consideration of $242,120. In November 2012, SoFi split 1 Series B Preferred Share into 4 Series B Preferred Shares and the Company held 22,294,876 Series B Preferred Shares after that. In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926, recording a realized gain amounting to $58,335 in (Loss) earnings in equity method investments, net of tax on the consolidation statement of operation for the year ended December 31, 2017. The Company held 21.06% and 14.97% equity interest of SoFi as of December 31, 2016 and 2017, respectively and recognized its share of gain in SoFi of $3,902, loss of $3,968 and gain of $10,333 for the years ended December 31, 2015, 2016 and 2017, respectively. The Company accounted for this investment as equity method as of December 31, 2016 and continued to do so during the year ended December 31, 2017 as it believes it is able to exert significant influence through its board seat combined with the board seats held by the Company's two major shareholders on SOFI's board of directors.